Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Assets		$ 2,846,750,637	$ 2,525,336,532
CHILE
Statement [Line Items]
Assets	[1]	2,162,818,404	2,065,140,158
ARGENTINA
Statement [Line Items]
Assets	[2]	557,983,133	353,431,002
URUGUAY
Statement [Line Items]
Assets		27,854,154	23,678,290
PARAGUAY
Statement [Line Items]
Assets		60,700,994	48,742,190
BOLIVIA
Statement [Line Items]
Assets		$ 37,393,952	$ 34,344,892

[1]	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
[2]	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.